Note 2 - Summary of Significant Accounting Policies (Detail) - Anti-dilutive Securities	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive securities	19,650,325	6,649,184	5,196,141
Stock Options [Member]
Antidilutive securities	6,432,127	3,679,977	3,762,477
Warrant [Member]
Antidilutive securities	8,763,836	1,922,944	435,986
Convertible Debt Securities [Member]
Antidilutive securities	4,454,362	1,046,263	997,678